6. CONVERTIBLE NOTES PAYABLE, RELATED PARTY (Details Narrative March 2014) (USD $)	3 Months Ended		12 Months Ended		41 Months Ended	44 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Related Party Transactions [Abstract]
Convertible notes issued to officers and key employees	$ 280,000					$ 280,000
Interest rate	8.00%					8.00%
Maturity date	Dec. 31, 2014
Fair value of debt derivative	262,285					262,285
Amortization of debt discounts	272,057	136,560	816,642	255,543	1,124,407	1,396,464
Accrued interest expense	$ 27,956					$ 27,956